Leases - Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Leases - Consolidated Balance Sheet
Prepaid expenses	$ 50	$ 50	$ 63
Operating lease right-of-use assets	900	899	0
Other assets and deferred charges	566	567	579
Short-term operating lease liabilities	105	101	0
Other current liabilities	79	86	94
Long-term operating lease liabilities	865	878	0
Other deferred liabilities and credits	$ 319	292	$ 389
ASC 842 Adjustment
Leases - Consolidated Balance Sheet
Prepaid expenses		(13)
Operating lease right-of-use assets		899
Other assets and deferred charges		(12)
Short-term operating lease liabilities		101
Other current liabilities		(8)
Long-term operating lease liabilities		878
Other deferred liabilities and credits		$ (97)